Securities (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Available-for-Sale Amortized Cost
Due in one year or less	$ 0
Due after one year through five years	11,110
Due after five years through ten years	500
Due after ten years	1,000
Totals	18,563	$ 18,521
Fair Value Available-for-Sale
Due in one year or less	0
Due after one year through five years	10,970
Due after five years through ten years	500
Due after ten years	985
Totals	18,331	18,313
Mortgage-backed securities - residential
Available-for-Sale Amortized Cost
Totals	5,953	7,909
Fair Value Available-for-Sale
Totals	$ 5,876	$ 7,843